Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Shares	Common Shares	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2010	$ 729,708	$ 97,290	$ 305,677	$ 406,342	$ (77,733)	$ (1,868)
Beginning balance, shares at Dec. 31, 2010		100,000	15,398,934
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	82,140			82,140
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(5,027)					(5,027)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes	512					512
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes	(2,448)					(2,448)
Cash dividends	(57,907)			(57,907)
Fractional shares issued in dividend reinvestment plan, shares			(42)
Cash payment for fractional shares in dividend reinvestment plan	(2)		(2)
Accretion of discount on preferred shares	0	856		(856)
Common share warrants expired	0		(176)	176
Preferred share dividends	(5,000)			(5,000)
Treasury stock reissued for director grants, shares			7,020
Treasury shares reissued for director grants	388			(338)	726
Ending balance at Dec. 31, 2011	742,364	98,146	305,499	424,557	(77,007)	(8,831)
Ending balance, shares at Dec. 31, 2011		100,000	15,405,912
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	78,630			78,630
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(6,180)					(6,180)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes	550					550
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes	(3,057)					(3,057)
Cash dividends	(57,932)			(57,932)
Fractional shares issued in dividend reinvestment plan, shares			(34)
Cash payment for fractional shares in dividend reinvestment plan	(2)		(2)
Common share warrants redeemed	(2,843)		(2,843)
Preferred shares redeemed	(100,000)	(100,000)
Preferred shares redeemed, shares		(100,000)
Accretion of discount on preferred shares	0	1,854		(1,854)
Preferred share dividends	(1,571)			(1,571)
Treasury stock reissued for director grants, shares			6,120
Treasury shares reissued for director grants	407			(225)	632
Ending balance at Dec. 31, 2012	650,366	0	302,654	441,605	(76,375)	(17,518)
Ending balance, shares at Dec. 31, 2012		0	15,411,998
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	77,227			77,227
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	21,536					21,536
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes	0
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes	(39,437)					(39,437)
Cash dividends	(57,949)			(57,949)
Fractional shares issued in dividend reinvestment plan, shares			(46)
Cash payment for fractional shares in dividend reinvestment plan	(3)		(3)
Treasury Stock, Shares, Acquired			(10,550)
Treasury Stock, Value, Acquired, Cost Method	(843)				(843)
Treasury stock reissued for director grants, shares			10,550
Treasury shares reissued for director grants	850			(240)	1,090
Ending balance at Dec. 31, 2013	$ 651,747	$ 0	$ 302,651	$ 460,643	$ (76,128)	$ (35,419)
Ending balance, shares at Dec. 31, 2013		0	15,411,952